Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 515	$ 10,959	$ 299
Cost of revenues	1,625	1,991	400
Gross profit (loss)	(1,110)	8,968	(101)
Operating expenses:
Research and development	10,515	10,484	10,255
General, administrative and marketing	5,626	5,996	6,741
Total operating loss	(17,251)	(7,512)	(17,097)
Financial income, net	642	493	172
Net loss	$ (16,609)	$ (7,019)	$ (16,925)
Basic net loss per ordinary share (in Dollars per share)	$ (1.45)	$ (0.62)	$ (1.53)
Diluted net loss per ordinary share (in Dollars per share) (in Dollars per share)	$ (1.45)	$ (0.62)	$ (1.53)
Weighted average number of ordinary shares used in computation of basic and net loss per share (in Shares)	11,454,180	11,389,168	11,033,310
Weighted average number of ordinary shares used in computation of diluted net loss per share (in Shares) (in Shares)	11,454,180	11,389,168	11,033,310